Condensed financial information of the parent company - Condensed Statement of Cash Flows (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Condensed Financial Statements, Captions [Line Items]
Net cash generated from operating activities	¥ 226,778	$ 35,590,000	¥ 536,118		¥ 444,040
Net cash used in investing activities	(1,714,287)	(269,009,000)	(261,487)		(868,296)
Net cash generated from financing activities	1,563,397	245,330,000	654,571		579,668
Effect of foreign exchange rate changes on cash and cash equivalents	(42,794)	(6,718,000)	(6,234)		(4,368)
Net increase in cash and cash equivalents	33,094	5,193,000	922,968		151,044
Cash and cash equivalents at beginning of year	1,252,493
Cash and cash equivalents at end of year	1,296,924	203,516,000	1,252,493
Parent Company
Condensed Financial Statements, Captions [Line Items]
Operating activities with external parties	23,705
Net cash generated from operating activities	23,705
Investments in subsidiaries	(1,048,953)		(58,473)		(312,910)
Loans to subsidiaries	(1,300,477)
Net cash used in investing activities	(2,349,430)		(58,473)		(312,910)
Financing activities with external parties	1,679,515		733,569		350,166
Net cash generated from financing activities	1,679,515		733,569		350,166
Effect of foreign exchange rate changes on cash and cash equivalents	(17,475)		(1,438)		610
Net increase in cash and cash equivalents	(663,685)		673,658		37,866
Cash and cash equivalents at beginning of year	722,764		49,106		11,240
Cash and cash equivalents at end of year	59,079		722,764		49,106
Variable Interest Entities
Condensed Financial Statements, Captions [Line Items]
Net cash generated from operating activities	(3,975)		1,784		1,640
Net cash used in investing activities | $		$ 0		$ 0		$ 0
Net increase in cash and cash equivalents	(3,975)		1,784		1,640
Cash and cash equivalents at beginning of year	4,581
Cash and cash equivalents at end of year	606		4,581
Variable Interest Entity Primary Beneficiary Excluding Intra Group [Member]
Condensed Financial Statements, Captions [Line Items]
Operating activities with external parties	¥ (73,720)		¥ (85,138)		¥ (106,964)